EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of issued and outstanding capital

	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	39,165,805	120,000,000	37,626,427

b.	Movement in share capital:

	Number of shares	NIS par value
Balance as of January 1, 2025	37,626,427	1,505,057
Vesting of RSU	211,043	8,442
Exercise of share options	220,875	8,835
Issue of shares	1,107,460	44,298

Balance of December 31, 2025	39,165,805	1,566,632

Schedule of issued and outstanding capital

	Number of shares	NIS par value
Balance as of January 1, 2025	37,626,427	1,505,057
Vesting of RSU	211,043	8,442
Exercise of share options	220,875	8,835
Issue of shares	1,107,460	44,298

Balance of December 31, 2025	39,165,805	1,566,632